Long Term Deposits and Other Assets	12 Months Ended
Dec. 31, 2025
Long Term Deposits and Other Assets [Abstract]
LONG TERM DEPOSITS AND OTHER ASSETS

10. LONG TERM DEPOSITS AND OTHER ASSETS

Long term deposits and other assets consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Rent deposits	269	1,467	210
Advertising deposits	637	274	39
Long term deposits and other assets	906	1,741	249